Operating Segments - Schedule of Reporting on Operating Segments by Geographic Region (Details) - Reportable segments [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Geographical markets
Operating segments by geographic region	$ 45,240	$ 44,018	$ 180,456
Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	36,227	40,017	156,202
Distribution [Member]
Geographical markets
Operating segments by geographic region	9,013	4,001	24,254
U.S.A [Member]
Geographical markets
Operating segments by geographic region	22,106	30,157	99,644
U.S.A [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	22,106	30,157	99,644
U.S.A [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Israel [Member]
Geographical markets
Operating segments by geographic region	12,168	5,354	29,563
Israel [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	3,155	1,353	5,309
Israel [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	9,013	4,001	24,254
Latin America [Member]
Geographical markets
Operating segments by geographic region	4,792	790	24,223
Latin America [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	4,792	790	24,223
Latin America [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Canada [Member]
Geographical markets
Operating segments by geographic region	3,315	4,611	10,805
Canada [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	3,315	4,611	10,805
Canada [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Asia [Member]
Geographical markets
Operating segments by geographic region	548	3,036	6,720
Asia [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	548	3,036	6,720
Asia [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Europe [Member]
Geographical markets
Operating segments by geographic region	1,743	70	9,449
Europe [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	1,743	70	9,449
Europe [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Others [Member]
Geographical markets
Operating segments by geographic region	568		56
Others [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	$ 568		56
Others [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region